Financial Risk Management Objectives and Policies - Amounts Related to Items Designated as Hedged Item (Details) - EUR Original Term Loan € in Thousands	12 Months Ended
Sep. 30, 2024 EUR (€)
Disclosure of detailed information about hedged items [line items]
Line item in the statement of financial position	Loans and borrowings
Change in fair value used for measuring ineffectiveness for the period	€ (1,469)
Change in value of hedging instrument recognized in OCI	€ (1,469)